Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001per share to be issued pursuant tothe ARS Pharmaceuticals, Inc.2020 Equity Incentive Plan
Amount Registered | shares	4,964,546
Proposed Maximum Offering Price per Unit	8.91
Maximum Aggregate Offering Price	$ 44,234,104.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,108.73
Offering Note
1.
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Common Stock, par value $0.0001 per share (“Common Stock”) of ARS Pharmaceuticals, Inc. (the “Registrant”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The proposed maximum offering price per share estimate is made pursuant to Rules 457(c) and (h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on March 6, 2026 (the “Average Price”), as reported on the Nasdaq Global Market.

The amount registered represents additional shares of Common Stock reserved for future grant under the 2020 Plan as a result of the automatic increase in shares reserved thereunder on January 1, 2026, pursuant to the terms of the 2020 Plan. The 2020 Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2020 Plan on January 1 of each calendar year through (and including) January 1, 2030, in an amount equal to the lesser of (a) 5% of the total number of shares of capital stock of the Registrant outstanding on December 31st of the preceding calendar year; or (b) a lesser number of shares of Common Stock as the Registrant’s board of directors (the “Board”) may designate no later than December 31st of the immediately preceding year.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001per share to be issued pursuant tothe ARS Pharmaceuticals, Inc. 2020 Employee Stock Purchase Plan
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	7.58
Maximum Aggregate Offering Price	$ 5,306,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 732.76
Offering Note
2.
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the 2020 Employee Stock Purchase Plan, as amended (the “2020 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The proposed maximum offering price per share estimate is made pursuant to Rules 457(c) and (h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the Average Price, multiplied by 85%. Pursuant to the 2020 ESPP, the purchase price of the shares of Common Stock will be 85% of the lesser of the fair market value of the Common Stock on the Offering Date or the Purchase Date (each as defined in the 2020 ESPP).

The amount registered represents additional shares of Common Stock reserved for issuance under the 2020 ESPP as a result of the automatic increase in shares reserved thereunder on January 1, 2026, pursuant to the terms of the 2020 ESPP. The 2020 ESPP provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2020 ESPP on January 1 of each calendar year through (and including) January 1, 2030. The number of shares of Common Stock added each year will be equal to the lesser of: (a) 1% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year; (b) 700,000 shares; or (c) such lesser number of shares of Common Stock as the Board may designate prior to the applicable January 1st.